UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)					March 31, 2008

UNITED STATES
GOVERNMENT		Coupon	Maturity	Principal
OBLIGATIONS 56.73%		Rate	Date	Amount	Value

United States Treasury Bills 56.73%
	Yield	2.14%	04/03/08	$30,000,000	$29,996,461
	Yield	1.77%	04/10/08	10,000,000	9,995,575
	Yield	1.47%	04/15/08	20,000,000	19,988,645
	Yield	2.24%	05/01/08	10,000,000	9,981,458

Total United States Government Obligations					69,962,139
(cost $69,962,139)

REPURCHASE AGREEMENTS 42.68%

Joint Tri-Party Repurchase Agreements,
03/31/08, collateralized by U.S. Treasury
securities held in joint tri-party
repurchase accounts:

1.35% Morgan Stanley Dean Witter,
repurchase price $30,001,125		1.35%	04/01/08	30,000,000	30,000,000

1.35% UBS Financial Services, Inc.,
repurchase price $22,629,580		1.35%	04/01/08	22,628,731	22,628,731

Total Repurchase Agreements					52,628,731
(cost $52,628,731)

Total Investments 99.41%					122,590,870
(cost $122,590,870)
Other assets and liabilities, net 0.59%					729,060

NET ASSETS 100%					$123,319,930

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)					March 31, 2008

UNITED STATES
GOVERNMENT AND		Coupon	Maturity	Principal
AGENCY OBLIGATIONS 99.79%		Rate	Date	Amount	Value

Federal Farm Credit Bank 20.79%
Discount Notes:
	Yield	1.63%	04/04/08	$20,000,000	$19,997,283
	Yield	2.24%	04/07/08	45,000,000	44,983,242
	Yield	3.43%	06/17/08	5,000,000	4,963,864
Fixed Rates:
		3.75%	06/13/08	1,000,000	998,797
		3.38%	07/15/08	2,948,000	2,956,019
		4.50%	09/12/08	1,000,000	1,010,009
		4.65%	09/17/08	3,010,000	3,017,176
		4.25%	10/10/08	3,226,000	3,257,546
		3.88%	01/12/09	2,000,000	2,026,465
		5.01%	01/22/09	2,880,000	2,940,680
		4.75%	02/02/09	1,509,000	1,541,522
		5.13%	02/17/09	5,000,000	5,128,309
		5.08%	03/16/09	5,000,000	5,134,424
					97,955,336

Federal Home Loan Bank 79.00%
Discount Notes:
	Yield	2.70%	04/01/08	58,670,000	58,670,000
	Yield	2.69%	04/02/08	20,000,000	19,998,517
	Yield	1.10%	04/03/08	10,000,000	9,999,389
	Yield	2.71%	04/04/08	24,210,000	24,204,560
	Yield	2.92%	04/09/08	34,589,000	34,572,063
	Yield	2.22%	04/11/08	20,000,000	19,987,667
	Yield	1.87%	04/15/08	12,718,000	12,708,751
	Yield	4.79%	04/16/08	30,000,000	29,955,208
	Yield	2.78%	04/25/08	10,000,000	9,981,533
	Yield	2.69%	04/30/08	10,000,000	9,978,492
	Yield	2.20%	05/09/08	20,265,000	20,199,582
	Yield	2.72%	05/14/08	12,705,000	12,664,026
	Yield	2.72%	05/19/08	14,988,000	14,934,043
	Yield	2.73%	05/23/08	8,111,000	8,079,250
	Yield	2.69%	05/28/08	7,476,000	7,444,395
	Yield	2.58%	05/30/08	20,000,000	19,916,089
	Yield	2.46%	06/04/08	12,432,000	12,379,178
	Yield	2.05%	06/24/08	4,375,000	4,354,175
Fixed Rates:
		4.50%	04/14/08	5,000,000	5,000,000
		4.65%	04/16/08	3,000,000	2,999,820
		4.40%	05/05/08	5,000,000	5,003,699
		3.65%	05/23/08	1,200,000	1,197,219
		3.05%	06/12/08	500,000	498,794
		4.10%	06/13/08	920,000	919,638
		3.65%	06/16/08	2,000,000	1,997,262
		3.00%	07/24/08	1,000,000	993,898
		3.00%	07/28/08	2,000,000	2,002,464
		3.40%	07/30/08	2,500,000	2,490,625
		4.65%	08/22/08	1,955,000	1,964,426
		4.00%	09/02/08	1,000,000	1,007,308
		5.32%	12/22/08	1,000,000	1,008,024
Step Coupons:
		3.10%	07/16/08	2,000,000	2,002,639
		4.00%	07/18/08	3,100,000	3,093,560
Variable Rate:
		2.64%	10/17/08	10,000,000	10,000,000
					372,206,294

Total Investments 99.79%					470,161,630
(cost $470,161,630)
Other assets and liabilities, net 0.21%					981,730

NET ASSETS 100%					$471,143,360

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)				March 31, 2008

	Coupon	Maturity	Principal
MUNICIPAL BONDS 94.43%	Rate	Date	Amount	Value

Alabama 9.35%
Bessemer, Alabama Water Revenue	4.00%	01/01/16	$300,000	$295,857
DCH Health Care Authority Facilities Revenue	5.00%	06/01/09	250,000	257,682
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	200,000	207,164
University of Alabama, University Revenues, Series C (VR)	3.45%	09/01/31	500,000	500,000
				1,260,703

Alaska 2.27%
Alaska Municipal Bond Bank Authority, Series A	4.00%	02/01/16	300,000	305,646

Arizona 2.28%
Pima County Unified School District, GO Unlimited, Refunding	3.70%	07/01/12	300,000	307,458

California 1.68%
San Diego, California Community College District, Capital
Appreciation, Election 2002, GO Unlimited (ZCB)	4.34%(1)	05/01/15	300,000	226,350

Connecticut 2.05%
Connecticut State, Series D, GO Unlimited	5.375%	11/15/18	250,000	276,662

Delaware 1.50%
Delaware Transportation Authority System Revenue	5.50%	07/01/08	200,000	201,878

District of Columbia 1.15%
District of Columbia, Unrefunded, Series B	5.50%	06/01/09	150,000	155,639

Florida 2.89%
Florida State Board of Education Capital Outlay, Series B, GO	5.25%	06/01/11	175,000	177,450
Florida State Department Environmental Protection Preservation
Revenue, Florida Forever, Series B	5.00%	07/01/09	205,000	211,617
				389,067

Illinois 9.45%
Chicago, Illinois Water Revenue (ZCB)	5.05%(1)	11/01/08	275,000	271,436
Cook County, Illinois Capital Improvement, GO Unlimited,
Prerefunded, Series A	5.25%	11/15/14	300,000	317,937
Illinois Finance Authority Revenue, Refunding	5.00%	07/01/16	390,000	423,228
Illinois State Sales Tax Revenue	6.00%	06/15/09	250,000	261,638
				1,274,239

Indiana 5.00%
Indiana State Finance Authority Revenue, Refunding	4.00%	05/01/12	350,000	364,154
Tippecanoe County, Indiana School Improvements	4.00%	01/15/15	300,000	310,626
				674,780

Iowa 3.88%
Ames, Iowa Hospital Revenue, Refunding	5.00%	06/15/15	300,000	319,740
Johnston Community School District, GO Unlimited	4.00%	06/01/16	200,000	204,116
				523,856

Kansas 1.54%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	200,000	208,284

Massachusetts 0.75%
Massachusetts State, Series C, GO	4.625%	10/01/08	100,000	101,474

Michigan 0.97%
Detroit, Michigan Local Development Financial Authority, Series A	5.20%	05/01/10	130,000	130,183

Missouri 1.75%
Missouri State Health & Educational Facilities Authority Revenue,
Series A	6.75%	05/15/13	200,000	235,426

Nevada 1.49%
North Las Vegas, GO Limited	4.00%	03/01/16	200,000	201,142

New Jersey 3.90%
New Jersey State	5.125%	05/01/10	250,000	263,930
New Jersey State Transportation Trust Fund Authority, Series D	4.00%	06/15/14	250,000	262,450
				526,380

New York 5.60%
New York City Transitional Financial Authority Revenue, Series A	5.25%	11/01/08	225,000	229,635
New York State Throughway Authority Service Contract Revenue,
Prerefunded, Local Highway & Bridge, Series A2	5.375%	04/01/10	150,000	151,500
New York State Throughway Authority Service Contract Revenue,
Unrefunded, Local Highway & Bridge, Series A2	5.375%	04/01/10	50,000	50,500
New York, New York, Series B	5.25%	08/01/09	200,000	207,532
Schenectady Metroplex Development Authority Revenue, Series A	5.00%	12/15/12	110,000	116,745
				755,912

Oregon 0.97%
Oregon State Department Transportation Highway	5.00%	11/15/09	125,000	130,364

South Carolina 6.85%
Horry County Hospitality Fee Special Obligation	5.00%	04/01/10	200,000	208,794
Jasper County School District, GO Unlimited	4.00%	03/01/15	195,000	201,299
Piedmont Municipal Power Agency Electric Revenue, Refunding,
Series B	5.25%	01/01/09	200,000	201,876
Spartanburg County School District	3.875%	04/01/12	300,000	311,532
				923,501

Tennessee 2.38%
Tennessee State, GO Unlimited, Refunding, Series A	5.00%	05/01/11	300,000	321,342

Texas 12.98%
Arlington Refunding, Series A	5.00%	08/15/08	200,000	202,396
Killeen, Texas Independent School District, GO Unlimited, Unrefunded	5.00%	02/15/09	90,000	90,174
Lewisville, Texas Independent School District, GO Unlimited,
Refunding (ZCB)	4.04%(1)	08/15/15	400,000	299,428
San Antonio Water System Revenue	5.00%	05/15/13	100,000	105,752
San Antonio, Texas Water Revenue, Refunding, Series A (VR)	3.10%	05/15/33	600,000	600,000
Texas State Public Finance Authority Revenue, Series A	5.00%	06/15/08	250,000	251,608
Texas Turnpike Authority Revenue	5.00%	06/01/08	200,000	200,870
				1,750,228

Utah 2.45%
Utah State, Refunding, Series B, GO Unlimited	5.375%	07/01/12	300,000	329,943

Virginia 4.87%
Virginia College Building Authority Educational Facilities Revenue,
Prerefunded, Series A	5.00%	09/01/15	10,000	11,095
Virginia College Building Authority Educational Facilities Revenue,
Unrefunded, Series A	5.00%	09/01/15	290,000	320,563
Virginia State Public Building Authority & Public Facilities Revenue,
Refunding, Series A	5.00%	08/01/12	300,000	325,692
				657,350

Washington 3.06%
Clark County, Washington School District, GO Unlimited	5.125%	12/01/11	100,000	108,541
Seattle, Washington Municipal Light and Power Revenue, Refunding	5.00%	07/01/17	300,000	304,590
				413,131

Wisconsin 3.37%
Milwaukee, Wisconsin, Series L, GO	4.60%	12/15/13	150,000	152,958
Wisconsin State, Refunding, Series 2, GO Unlimited	4.125%	11/01/16	300,000	301,824
				454,782

Total Municipal Bonds				12,735,720
(cost $12,492,924)

REPURCHASE AGREEMENT 4.77%

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/31/08, 1.00%, due 04/01/08, repurchase price $643,242,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $643,224)	1.00%	04/01/08	643,224	643,224

Total Investments 99.20%				13,378,944
(cost $13,136,148)
Other assets and liabilities, net 0.80%				108,508

NET ASSETS 100%				$13,487,452

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)				March 31, 2008

	Coupon	Maturity	Principal
MUNICIPAL BONDS 95.05%	Rate	Date	Amount	Value

Alabama 5.98%
Alabama 21st Century Authority Tobacco Settlement Revenue	5.75%	12/01/19	$275,000	$283,816
Alabama State, GO Unlimited, Series A	4.625%	09/01/22	375,000	380,602
Bessemer, Alabama Water Revenue	4.00%	01/01/16	200,000	197,238
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	195,000	201,985
				1,063,641

California 8.13%
Anaheim, California City School District, Capital Appreciation,
Election 2002, GO Unlimited (ZCB)	4.60%(1)	08/01/28	580,000	180,844
California State, GO Unlimited	4.75%	03/01/34	205,000	193,053
California State, GO Unlimited	5.00%	06/01/37	455,000	442,715
Campbell, California Union High School District, GO Unlimited	4.75%	08/01/34	300,000	289,920
San Diego, California Community College District, Capital
Appreciation, Election 2002, GO Unlimited (ZCB)	4.34%(1)	05/01/15	450,000	339,525
				1,446,057

Colorado 0.86%
Colorado Health Facility Authority Revenue	5.00%	09/01/16	150,000	152,479

Florida 4.25%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%	06/01/28	300,000	275,691
St. Lucie County Florida Sales Tax Revenue	5.25%	10/01/23	465,000	480,210
				755,901

Georgia 2.86%
Atlanta Development Authority Revenue	5.25%	07/01/22	500,000	508,510

Illinois 7.43%
Du Page County, Refunding	5.60%	01/01/21	490,000	553,058
Illinois Development Financing Authority Hospital Revenue,
Adventist Health System	5.65%	11/15/24	435,000	461,244
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20	250,000	306,515
				1,320,817

Kansas 7.95%
Kansas State Development Finance Authority Hospital Revenue,
Series Z	5.00%	12/15/12	500,000	519,900
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	250,000	260,355
University of Kansas Hospital Authority Health Facilities Revenue	5.625%	09/01/27	570,000	634,114
				1,414,369

Kentucky 1.24%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%	09/01/16	215,000	220,560

Maryland 1.84%
Maryland State Health & Higher Educational Facilities
Authority Revenue	5.75%	07/01/21	300,000	326,763

Michigan 3.25%
Detroit, Michigan Local Development Financing Authority,
Refunding, Series A	5.375%	05/01/18	300,000	276,354
Macomb County Building Authority, GO Limited	4.50%	11/01/23	300,000	300,852
				577,206

Missouri 2.39%
St. Louis Airport Development Program, Prerefunded, Series A	5.00%	07/01/11	165,000	176,441
St. Louis Airport Development Program, Unrefunded, Series A	5.00%	07/01/11	235,000	248,148
				424,589

New Hampshire 1.82%
Manchester, New Hampshire School Facilities Revenue,
Refunding	5.50%	06/01/26	300,000	323,346

New Jersey 4.48%
New Jersey Health Care Facilities Financing Authority
Revenue	4.375%	07/01/10	460,000	470,994
New Jersey State Transportation Authority, Series A	5.00%	06/15/13	315,000	326,217
				797,211

New York 4.10%
New York, GO Unlimited, Prerefunded, Series H	5.25%	03/15/14	450,000	469,413
New York, GO Unlimited, Prerefunded, Series J	5.00%	05/15/12	225,000	234,664
New York, GO Unlimited, Unrefunded Balance, Series J	5.00%	05/15/12	25,000	25,711
				729,788

Ohio 2.78%
Ohio State Mental Health Facilities Revenue	5.50%	06/01/15	300,000	326,226
South Euclid Special Assessment, GO Limited Tax	6.70%	12/01/14	150,000	168,405
				494,631

Pennsylvania 1.41%
Chester County Health & Educational Facilities Authority
Revenue	5.00%	05/15/08	250,000	250,907

Puerto Rico 1.86%
Puerto Rico Electric Power Authority Revenue, Series II	5.125%	07/01/26	300,000	331,146

Rhode Island 3.22%
Rhode Island State Health & Educational Building Corporation
Revenue	6.50%	08/15/32	500,000	573,530

South Carolina 1.42%
South Carolina Jobs Economic Development Authority Revenue	5.00%	11/01/23	250,000	252,050

Tennessee 1.21%
Memphis, Tennessee Sanitary Sewage System Revenue,
Refunding	5.00%	05/01/20	200,000	216,014

Texas 22.02%
Baytown, Texas, GO Limited	4.50%	02/01/27	250,000	230,082
Duncanville, Texas Independent School District, GO Unlimited,
Prerefunded, Series B	5.25%	02/15/32	495,000	538,377
Duncanville, Texas Independent School District, GO Unlimited,	5.25%	02/15/32	5,000	5,077
Unrefunded, Series B
Forney, Texas, GO Limited	5.00%	02/15/27	500,000	504,250
Goose Creek, Texas Independent School District Schoolhouse,
Series A	5.25%	02/15/18	370,000	405,960
Greenville, Texas Independent School District, GO Unlimited,
Refunding	4.00%	08/15/17	120,000	121,702
Houston Community College System Revenue, Refunding	4.00%	04/15/17	300,000	297,303
North Texas Municipal Water District Regional Solid Waste
Disposal System Revenue	4.25%	09/01/17	385,000	394,017
San Antonio, Texas Water Revenue, Refunding, Series A (VR)	3.10%	05/15/33	700,000	700,000
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%	08/15/27	400,000	406,528
White Settlement, Texas Independent School District, GO Unlimited	4.125%	08/15/15	300,000	313,263
				3,916,559

Utah 3.15%
Utah State Building Ownership Authority, Lease Revenue,
Refunded, Series C	5.50%	05/15/19	500,000	560,350

Washington 1.40%
Spokane County, Washington School District, GO Unlimited	5.05%	06/01/22	255,000	249,775

Total Municipal Bonds				16,906,199
(cost $16,514,521)

REPURCHASE AGREEMENT 6.79%

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/31/08, 1.00%, due 04/01/08, repurchase price $1,207,698,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $1,207,664)	1.00%	04/01/08	1,207,664	1,207,664

Total Investments 101.84%				18,113,863
(cost $17,722,185)
Other assets and liabilities, net (1.84)%				(327,551)

NET ASSETS 100%				$17,786,312

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)		March 31, 2008

COMMON STOCKS 83.46%	Shares	Value

Agriculture 1.34%
Archer-Daniels-Midland Co.	9,000	$370,440

Apparel 4.15%
Coach, Inc.	7,000	211,050	*
Skechers U.S.A., Inc., Class A	20,000	404,200	*
Urban Outfitters, Inc.	17,000	532,950	*
		1,148,200

Applications Software 0.99%
Activision, Inc.	10,000	273,100	*

Cellular Telecommunications 0.68%
China Mobile Ltd., Sponsored ADR	2,500	187,525

Chemicals - Agricultural 6.20%
Monsanto Co.	2,000	223,000
Potash Corporation of Saskatchewan, Inc.	5,000	776,050
The Mosaic Co.	7,000	718,200	*
		1,717,250

Computers 4.03%
Apple Computer, Inc.	4,000	574,000	*
Western Digital Corp.	20,000	540,800	*
		1,114,800

Construction 0.68%
Toll Brothers, Inc.	8,000	187,840	*

Diversified Operations 0.47%
Aecom Technology Corp.	5,000	130,050	*

E-Commerce/Services 1.53%
Priceline.com, Inc.	3,500	423,010	*

Electric - Integrated 0.88%
Exelon Corp.	3,000	243,810

Electronics & Components 4.15%
Research In Motion Ltd.	7,000	785,610	*
Vishay Intertechnology, Inc.	40,000	362,400	*
		1,148,010

Energy - Alternative Sources 1.25%
First Solar, Inc.	1,500	346,710	*

Financial Services 3.09%
ABN AMRO Holding N.V., Sponsored ADR	5,000	299,500
MasterCard, Inc., Class A	2,500	557,475
		856,975

Food & Beverages 0.90%
Cal Maine Foods, Inc.	7,500	250,350

Gold Mining 3.47%
Compania de Minas Buenaventura S.A., ADR	7,000	479,500
Randgold Resources Ltd., ADR	10,400	481,936
		961,436

Insurance 1.87%
American International Group, Inc.	12,000	519,000

Internet 0.20%
Stockgroup Information Systems, Inc.	131,125	55,073	*

Machinery 0.58%
Deere & Co.	2,000	160,880

Medical - Biomedical 2.19%
Illumina, Inc.	8,000	607,200	*

Medical - Drugs 1.00%
Novo Nordisk AS, Sponsored ADR	4,000	276,960

Medical - Products 2.86%
Meridian Bioscience, Inc.	7,500	250,725
St. Jude Medical, Inc.	12,500	539,875	*
		790,600

Metal & Mineral Mining 5.72%
Cleveland-Cliffs, Inc.	2,500	299,550
Commercial Metals Co.	15,000	449,550
Compass Minerals International, Inc.	10,000	589,800
Freeport-McMoRan Copper & Gold, Inc.	2,000	192,440
Mines Management, Inc.	15,000	53,850	*
		1,585,190

Networking Products 1.31%
Cisco Systems, Inc.	15,000	361,350	*

Oil & Gas Drilling 4.62%
Diamond Offshore Drilling, Inc.	4,000	465,600
Nabors Industries, Ltd.	10,000	337,700	*
Noble Corp.	2,000	99,340
Transocean, Inc.	1,500	202,800	*
Union Drilling, Inc.	10,000	174,900	*
		1,280,340

Oil & Gas Equipment & Services 3.01%
Core Laboratories N.V.	3,000	357,900	*
FMC Technologies, Inc.	4,500	256,005	*
Oceaneering International, Inc.	3,500	220,500	*
		834,405

Oil & Gas Exploration & Production 3.68%
Apache Corp.	2,000	241,640
Cano Petroleum, Inc.	20,000	93,600	*
Contango Oil & Gas Co.	3,000	193,830	*
Noble Energy, Inc.	2,400	174,720
Stone Energy Corp.	6,000	313,860	*
		1,017,650

Oil & Gas Royalty Trust 1.20%
Permian Basin Royalty Trust	15,000	332,250

Real Estate Investment Trusts 0.90%
Equity Resident Property Trust	6,000	248,940

Restaurants 1.61%
McDonald's Corp.	8,000	446,160

Retail 4.28%
Costco Wholesale Corp.	5,000	324,850
GameStop Corp., Class A	9,000	465,390	*
Tween Brands, Inc.	16,000	395,840	*
		1,186,080

Semiconductors 2.12%
Cree, Inc.	6,000	167,760	*
MEMC Electronic Materials, Inc.	3,000	212,700	*
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	20,000	205,400
		585,860

Steel 1.82%
Companhia Siderurgica Nacional S.A., Sponsored ADR	14,000	503,860

Therapeutics 1.67%
Gilead Sciences, Inc.	9,000	463,770	*

Tobacco 2.10%
Altria Group, Inc.	8,000	177,600
Philip Morris International, Inc.	8,000	404,640	*
		582,240

Toys 1.19%
JAKKS Pacific, Inc.	12,000	330,840	*

Transportation 5.72%
Burlington Northern Santa Fe Corp.	6,000	553,320
CSX Corp.	7,500	420,525
Ryder System, Inc.	10,000	609,100
		1,582,945

Total Common Stocks		23,111,099
(cost $21,085,540)

EXCHANGE-TRADED FUNDS 5.79%

iShares Silver Trust	1,900	323,779	*
Ultra Dow30 ProShares	3,000	215,610
Ultra QQQ ProShares	6,000	419,700	*
Ultra S&P 500 ProShares	5,000	330,000
UltraShort Basic Materials ProShares	8,000	315,680

Total Exchange-Traded Funds		1,604,769
(cost $1,550,962)

WARRANTS 0.05%

Metal & Mineral Mining 0.05%
Mines Management, Inc., Warrants (April 2012)
(cost $10,608)	7,500	12,675	*

PURCHASED OPTIONS 0.68%	Contracts

Computers 0.01%
Dell, Inc., Strike Price 25, Call, Expiration May 2008
(premium $55,950)	300	2,100

Financial Services 0.07%
Citigroup, Inc., Strike Price 30, Call, Expiration Jan. 2009
(premium $21,793)	80	10,160
Citigroup, Inc., Strike Price 30, Call, Expiration Jun. 2008
(premium $39,779)	80	1,760
Merrill Lynch, Strike Price 60, Call, Expiration Jan. 2009
(premium $22,260)	30	6,900
		18,820

Gold Mining 0.60%
Goldcorp, Inc., Strike Price 45, Call, Expiration Jan. 2009
(premium $115,950)	150	66,000
Goldcorp, Inc., Strike Price 45, Call, Expiration Jan. 2010
(premium $109,024)	100	87,000
Goldcorp, Inc., Strike Price 45, Call, Expiration Oct. 2008
(premium $27,990)	45	14,400
		167,400

Total Purchased Options		188,320
(cost $392,746)

Total Securities		24,916,863
(cost $23,039,856)

	Principal
REPURCHASE AGREEMENT 11.19%	Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/31/08, 1.00%, due 04/01/08, repurchase price $3,097,772
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $3,097,686)	$3,097,686	3,097,686

Total Investments 101.17%		28,014,549
(cost $26,137,542)
Other assets and liabilities, net (1.17)%		(322,909)

NET ASSETS 100%		$27,691,640

See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND
Portfolio of Investments (unaudited)		March 31, 2008

COMMON STOCKS 85.07%	Shares	Value

Agriculture 3.85%
China Agri-Industries Holdings Ltd.	2,500,000	$1,515,989	*
IOI Corp., Berhad	1,000,000	2,219,791
		3,735,780

Airport Operations 0.28%
Beijing Capital International Airport Co., Ltd., H shares	300,000	271,722

Apparel 2.32%
Li Ning Co., Ltd.	800,000	2,250,858

Auto Parts & Equipment 0.28%
Xinyi Glass Holdings Co., Ltd.	400,000	273,906

Banks 7.93%
Bangkok Bank Public Co., Ltd., NVDR	400,000	1,715,920
China Merchants Bank Co., Ltd., H shares	600,000	2,081,272
Industrial & Commercial Bank of China Ltd., H shares	4,000,000	2,785,308
Kookmin Bank	20,000	1,118,853
		7,701,353

Casino Hotels 0.44%
NagaCorp Ltd.	2,000,000	431,671

Cellular Telecommunications 6.13%
China Mobile Ltd.	400,000	5,950,897

Chemicals - Agricultural 3.11%
Sinofert Holdings Ltd.	3,000,000	2,821,280
Spur Ventures, Inc.	328,000	194,924	*
		3,016,204

Coal 5.11%
China Shenhua Energy Co., Ltd., H shares	400,000	1,595,642
PT Bumi Resources Tbk	5,000,000	3,367,735
		4,963,377

Construction 4.39%
China Communications Construction Co., Ltd., H shares	800,000	1,773,964
China National Building Material Co., Ltd., H shares	500,000	1,176,818
China State Construction International Holdings Ltd.	800,000	1,309,403
		4,260,185

Distribution/Wholesale 0.76%
Li & Fung Ltd.	200,000	737,439

Diversified Minerals 0.09%
Erdene Gold, Inc.	100,000	89,629	*

E-Commerce/Services 0.73%
SINA Corp.	20,000	705,000	*

Education 1.70%
CIBT Education Group, Inc.	836,032	1,645,267	*

Electric Generation 2.23%
Harbin Power Equipment Co., Ltd., H shares	700,000	1,241,055
LS Industrial Systems Co., Ltd.	15,000	923,962
		2,165,017

Electronics & Components 3.00%
Hon Hai Precision Industry Co., Ltd.	240,000	1,374,272
LG Electronics, Inc.	12,000	1,538,928
Yageo Corp., Sponsored GDR	1	2
		2,913,202

Energy - Alternative Sources 0.72%
JA Solar Holdings Co., Ltd., ADR	37,500	697,500	*

Financial Services 3.57%
Cathay Financial Holding Co., Ltd.	900,000	2,295,389
China Everbright Ltd.	600,000	1,171,679
		3,467,068

Food & Beverages 1.79%
China Green (Holdings) Ltd.	1,002,000	1,108,370
CJ CheilJedang Corp.	1,850	410,987	*
CJ Corp.	3,150	221,387	*
		1,740,744

Gold Mining 3.39%
Kingsgate Consolidated Ltd.	2,599	10,455	*
Lihir Gold Ltd.	200,000	656,431	*
Olympus Pacific Minerals, Inc.	424,500	163,357	*
Silk Road Resources Ltd.	210,000	131,960	*
Sino Gold Mining Ltd.	59,754	408,087	*
Zhaojin Mining Industry Co., Ltd., H shares	300,000	971,260
Zijin Mining Group Co., Ltd., H shares	1,000,000	949,420	*
		3,290,970

Household Appliances 2.84%
GOME Electrical Appliances Holdings, Ltd.	1,200,000	2,756,530

Insurance 1.06%
China Life Insurance Co., Ltd., H shares	300,000	1,031,001

Internet 2.34%
Asia Broadband, Inc.	500,000	0	* @
Tencent Holdings Ltd.	400,000	2,273,983
		2,273,983

Manufacturing 1.50%
China Infrastructure Machinery Holdings Ltd.	500,000	375,785
Peace Mark Holdings Ltd.	1,200,000	1,082,262
		1,458,047

Metal - Aluminum 0.39%
Global Alumina Products Corp.	223,000	376,870	*

Metal - Copper 0.38%
Continental Minerals Corp.	243,080	319,974	*
Toledo Mining Corp., plc	25,400	53,679	*
		373,653

Metal & Mineral Mining 3.44%
BHP Billiton Ltd., Sponsored ADR	15,000	987,750
Companhia Vale do Rio Doce, ADR	40,000	1,385,600
Freeport-McMoRan Copper & Gold, Inc.	10,000	962,200
		3,335,550

Non-Ferrous Metals 0.83%
PT International Nickel Indonesia Tbk	1,000,000	760,456
Sterling Group Ventures, Inc.	510,000	42,840	*
		803,296

Oil & Gas Drilling 1.68%
China Oilfield Services Ltd., H shares	1,000,000	1,634,184

Oil & Gas Exploration & Production 2.76%
Big Sky Energy Corp.	297,450	15,430	*
CNOOC Ltd.	1,500,000	2,212,315
Green Dragon Gas Ltd.	62,949	448,512	*
		2,676,257

Precious Metals 0.06%
TVI Pacific, Inc.	1,404,714	54,741	*

Publishing 0.04%
Lingo Media Corp.	22,642	39,926	*

Railroad 1.92%
Land & Houses Public Co., Ltd., NVDR	6,000,000	1,858,913

Real Estate Companies 2.02%
China Vanke Co., Ltd., B shares	400,000	889,037
Danhua Chemical Technology, Co., Ltd., B shares	1	1	*
Shimao Property Holdings Ltd.	600,000	1,074,553
		1,963,591

Retail 1.34%
China First Pencil Co., Ltd., B shares	1	1
President Chain Store Corp.	380,000	1,300,556
		1,300,557

Schools 2.75%
MegaStudy Co., Ltd.	8,000	2,665,859

Semiconductors 0.74%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	70,000	718,900

Shipbuilding 0.66%
Samsung Heavy Industries Co., Ltd.	20,000	637,181	*

Silver Mining 1.82%
Silvercorp Metals, Inc.	220,800	1,763,905

Steel 0.70%
Angang Steel Co., Ltd., H shares	300,000	682,195

Telecommunications 1.34%
True Corp., PCL, NVDR	8,000,000	1,296,473	*

Transportation 2.64%
China COSCO Holdings Co., Ltd., H shares	300,000	728,445
Cosco Corp. (Singapore) Ltd.	300,000	804,389
STX Pan Ocean Co., Ltd.	500,000	1,028,194
		2,561,028

Total Common Stocks		82,570,429
(cost $78,759,559)

EXCHANGE-TRADED FUNDS 3.13%

iShares MSCI Hong Kong Index Fund	50,000	897,500
iShares Silver Trust	10,650	1,814,866	*
UltraShort FTSE/Xinhua China 25 ProShares	2,000	186,580
streetTRACKS Gold Trust	1,500	135,570	*

Total Exchange-Traded Funds		3,034,516
(cost $2,780,424)

WARRANTS 0.01%

Construction 0.01%
China State Construction International Holdings, Ltd.,
Warrants (February 2009)	85,714	14,316	*

Metal - Copper 0.00%
Verona Development Corp., Warrants (April 2008)	400,000	0	* @

Total Warrants		14,316
(cost $0)

Total Securities		85,619,261
(cost $81,539,983)

	Principal
SHORT TERM INVESTMENTS 11.40%	Amount

UNITED STATES GOVERNMENT OBLIGATION 5.15%

United States Treasury Bills, Zero Coupon, due 4/10/08
(cost $4,999,095)	$5,000,000	4,999,095

REPURCHASE AGREEMENT 6.25%

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/31/08, 1.00%, due 04/01/08, repurchase price $6,070,682,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $6,070,513)	6,070,513	6,070,513

Total Short Term Investments		11,069,608
(cost $11,069,608)

Total Investments 99.61%		96,688,869
(cost $92,609,591)
Other assets and liabilities, net 0.39%		377,512

NET ASSETS 100%		$97,066,381

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)		March 31, 2008

COMMON STOCKS 84.92%	Shares	Value

Agricultural Chemicals & Fertilizers 5.76%
Agrium, Inc.	228,400	$14,185,924
Monsanto Co.	177,000	19,735,500	^
Potash Corporation of Saskatchewan, Inc.	260,000	40,355,050
Spur Ventures, Inc.	386,000	229,393	*
The Mosaic Co.	150,000	15,390,000	*
		89,895,867

Alternative Energy 1.72%
5N Plus, Inc.	250,280	2,608,988	*
Gamesa Corporacion Tecnologica, S.A.	360,000	16,424,795
MEMC Electronic Materials, Inc.	110,000	7,799,000	*
		26,832,783
Aluminum 1.04%
Century Aluminum Co.	190,000	12,585,600	*^
Global Alumina Products Corp.	2,191,000	3,702,790	*
		16,288,390

Coal 7.06%
Bounty Industries Ltd.	22,000,000	1,086,129	*+
Caledon Resources plc	4,200,000	4,292,149	*
China Coal Energy Co., H shares	5,935,000	10,339,376
China Shenhua Energy Co., Ltd., H shares	3,200,000	12,765,137
Coalcorp Mining, Inc.	1,479,661	3,560,585	*
Fording Canadian Coal Trust	345,700	18,099,194
Polo Resources Ltd.	13,380,000	3,053,319	*
PT Bumi Resources Tbk	30,000,000	20,206,410
Southern African Energy, 144A (RS)	8,750,000	2,170,383	@
Western Canadian Coal Corp., 144A	3,102,600	9,853,841	*
Yanzhou Coal Mining Co., Ltd., H shares	5,500,000	7,716,125
Yanzhou Coal Mining Co., Ltd., Sponsored ADR	240,000	17,047,200
		110,189,848

Data Processing & Software 0.00%
Stockgroup Information Systems, Inc.	157,000	65,940	*

Diamond Mining & Exploration 0.11%
Diamond Fields International Ltd.	112,000	9,275	*
Diamond Fields International Ltd., 144A	9,000,000	745,287	*
Rockwell Diamonds, Inc., 144A	950,000	453,505	*
Vaaldiam Resources Ltd.	1,044,001	457,694	*
		1,665,761

Engineering & Construction 0.56%
Foster Wheeler Ltd.	155,000	8,776,100	*

Financial Services 0.53%
GMP Capital Trust	455,500	7,441,897
Jovian Capital Corp.	1,038,100	758,512	*
		8,200,409

Food & Beverages 0.14%
CoolBrands International, Inc.	2,694,200	2,204,811	*

Forestry 0.67%
Sino-Forest Corp., 144A	200,000	3,117,541	*
Sino-Forest Corp., Class A	469,500	7,318,428	*
		10,435,969

General Metal & Mineral Mining 7.37%
African Copper plc	1,336,000	1,272,524	*
Baja Mining Corp.	1,629,200	2,158,617	*
BHP Billiton Ltd., Sponsored ADR	270,000	17,779,500	^
Calibre Mining Corp.	811,400	169,956	*
Companhia Vale do Rio Doce, ADR	691,000	23,936,240	^
Consolidated Thompson Iron Mines Ltd.	1,847,273	14,487,357	*
Crowflight Minerals, Inc.	1,119,000	665,001	*
Dia Bras Exploration, Inc.	933,300	404,616	*
European Nickel plc	679,782	401,305	*
Independence Group NL	684,100	4,997,253
Investika Ltd.	1,079,410	2,538,091	*+
Mantle Resources, Inc.	1,000,000	974,232	*
Mirabela Nickel Ltd.	1,280,000	7,120,464	*
North American Tungsten Corp., Ltd.	245,000	286,424	*
Outokumpu Oyj	100,000	4,548,235
Pacifica Resources Ltd.	500,000	90,116	*
Red Dragon Resources Corp.	3,720,000	1,105,363	*+
Revett Minerals, Inc.	5,048,000	3,639,262	*+
Savant Explorations Ltd.	54,191	10,295	*
Sherritt International Corp.	990,000	14,004,384
Sterling Group Ventures, Inc.	524,700	44,075	*
Terrane Metals Corp.	2,337,000	956,247	*
Thompson Creek Metals Co. Inc.	627,932	11,464,217	*
Titanium Resources Group Ltd.	1,000,000	1,061,627	*
Toledo Mining Corp. plc	431,200	911,269	*
		115,026,670

Gold & Copper Mining 4.55%
Amerigo Resources Ltd.	100,000	212,382
Continental Minerals Corp.	1,026,227	1,350,060	*
European Minerals Corp.	1,476,050	1,668,097	*
Fortress Minerals Corp.	431,425	550,603	*
Freeport-McMoRan Copper & Gold, Inc.	209,000	20,109,980	^
Global Copper Corp.	500,000	4,364,557	*
Inmet Mining Corp.	165,900	12,121,876	^
Los Andes Copper Ltd.	1,800,000	876,808	*
Northern Dynasty Minerals Ltd.	1,209,000	11,071,752	*
Northern Dynasty Minerals Ltd., 144A	200,000	1,831,555	*
Southern Copper Corp.	119,000	12,355,770
Suramina Resources, Inc.	1,196,700	1,294,108	*
Taseko Mines Ltd.	624,000	3,167,266	*
		70,974,814

Gold Mining 2.37%
Canadian Gold Hunter Corp.	1,061,000	1,312,748	*
Central Sun Mining, Inc.	85,713	162,833	*
Century Mining Corp.	225,911	51,721	*
Chesapeake Gold Corp.	716,350	4,501,396	*
Corona Gold Ltd.	50,000	5,714	*@
Detour Gold Corp.	150,000	2,557,358	*
Kinross Gold Corp.	1	22	*
Medoro Resources Ltd.	1,005,514	445,720	*
Olympus Pacific Minerals, Inc.	375,000	144,308	*
Peak Gold Ltd.	18,534,214	12,278,500	*
Pelangio Mines, Inc.	500,000	1,894,880	*
Planet Exploration, Inc.	160,000	87,291	*
Red Back Mining, Inc.	690,000	4,705,538	*
Red Back Mining, Inc., 144A	385,000	2,625,554	*
Rusoro Mining Ltd.	3,567,500	5,213,357	*
Rusoro Mining Ltd., 144A	433,333	633,250	*
Silk Road Resources Ltd.	240,000	150,811	*
TVI Pacific, Inc.	6,187,428	241,120	*
X-Cal Resources Ltd.	412,500	56,262	*
		37,068,383

Gold/Mineral Royalty Companies 0.04%
Aberdeen International, Inc.	1,256,250	697,611	*

Oil & Gas - Integrated 10.25%
Hess Corp.	175,000	15,431,500	^
Marathon Oil Corp.	765,000	34,884,000
Occidental Petroleum Corp.	650,000	47,560,500
Petroleo Brasileiro S.A., ADR	586,000	50,499,340
Suncor Energy, Inc.	122,000	11,754,700

		160,130,040

Oil & Gas Drilling 3.72%
Atwood Oceanics, Inc.	105,000	9,630,600	*
Diamond Offshore Drilling, Inc.	165,200	19,229,280
Transocean, Inc.	195,000	26,364,000	*
Xtreme Coil Drilling Corp.	400,000	2,922,695	*
		58,146,575

Oil & Gas Equipment & Services 10.13%
Acergy S.A.	330,000	7,111,231
Baker Hughes, Inc.	200,000	13,700,000
BJ Services Co.	250,000	7,127,500
Cameron International Corp.	430,000	17,905,200	*
Core Laboratories N.V.	157,500	18,789,750	*
FMC Technologies, Inc.	270,000	15,360,300	*
Halliburton Co.	200,000	7,866,000
McDermott International, Inc.	900,000	49,338,000	*
Oceaneering International, Inc.	332,500	20,947,500	*
		158,145,481

Oil & Gas Exploration & Production - Junior 7.55%
Abraxas Petroleum Corp.	1,465,000	4,834,500	*
Bankers Petroleum Ltd.	1,600,000	2,618,734	*
Bayou Bend Petroleum Ltd.	300,000	157,826	*
Big Sky Energy Corp.	4,752,650	246,626	*
Birchcliff Energy Ltd.	900,000	8,601,491	*
Cano Petroleum, Inc.	2,179,091	10,198,146	*+
Coastal Energy Co.	2,060,000	7,525,939	*
Energy XXI Bermuda Ltd.	419,000	1,634,100	*
Exile Resources, Inc.	2,100,000	271,080	*+
Foothills Resources, Inc.	12,000	9,840	*
Foothills Resources, Inc. (RS)	1,266,667	1,007,000	*@
Gran Tierra Energy, Inc.	3,717,100	12,340,772	*
Green Dragon Gas Ltd.	828,831	5,905,421	*
Ivory Energy, Inc.	4,603,166	1,614,438	*+
Legacy Energy LLC, 144A (RS)	2,631,580	7,236,845	@
Pacific Rubiales Energy Corp.	2,661,000	3,862,721	*
Pacific Rubiales Energy Corp.	15,493,661	22,490,677	*
Pearl Exploration and Production Ltd.	1,840,400	2,922,550	*
Rex Energy Corp.	700,295	11,652,909	*
Royalite Petroleum Co., Inc. (RS)	2,233,333	1,040,733	*+@
Royalite Petroleum Co., Inc.	33,000	17,490	*+
Value Creation, Inc. (RS)	282,137	2,748,668	@
Verona Development Corp.	708,800	94,949	*
White Nile Ltd.	13,197,308	8,903,946	*
		117,937,401

Oil & Gas Exploration & Production - Senior 9.22%
Apache Corp.	205,000	24,768,100	^
BPZ Resources, Inc.	475,000	10,321,750	*
Denbury Resources, Inc.	520,000	14,846,000	*
Devon Energy Corp.	230,000	23,995,900	^
Noble Energy, Inc.	345,000	25,116,000	^
Penn Virginia Corp.	200,000	8,818,000
Ultra Petroleum Corp.	235,000	18,212,500	*
XTO Energy, Inc.	290,000	17,939,400
		144,017,650

Oil & Gas Refining & Marketing 3.83%
Alon USA Energy, Inc.	325,500	4,950,855
Holly Corp.	320,000	13,891,200
Tesoro Corp.	500,000	15,000,000
Valero Energy Corp.	310,000	15,224,100
Western Refining, Inc.	802,000	10,802,940
		59,869,095

Oil & Gas Royalty Trust 0.03%
Canadian Oil Sands Trust	10,000	404,306

Platinum Group Metals 2.02%
Anooraq Resources Corp.	725,000	2,373,228	*
Beartooth Platinum Corp.	2,657,500	233,012	*
Eastern Platinum Ltd.	8,689,186	27,427,505	*
Osmium Holdings S.A. (RS)	104	10,400	*@
Platinum Group Metals Ltd.	492,700	1,440,012	*
		31,484,157

Silver Mining 1.81%
Silver Wheaton Corp.	1,050,000	16,295,484	*
Silvercorp Metals, Inc.	1,504,080	12,015,642
		28,311,126

Steel Manufacturing 1.53%
Nucor Corp.	200,000	13,548,000	^
POSCO, ADR	87,500	10,410,750
		23,958,750
Sugar/Ethanol 0.17%
Infinity Bio-Energy Ltd.	682,400	2,729,600	*

Transportation 2.58%
DryShips, Inc.	65,000	3,894,150
Golar LNG Ltd.	400,000	7,308,000
Hornbeck Offshore Services, Inc.	400,000	18,268,000	*
Tidewater, Inc.	195,000	10,746,450
		40,216,600

Uranium 0.16%
Govi HighPower Exploration (RS)	750,000	1,500,000	*@
JNR Resources, Inc.	888,600	865,702	*
UMC Energy plc	1,000,000	114,100	*
Uranium North Resources Corp.	34,666	16,043	*
		2,495,845

Total Common Stocks		1,326,169,982
(cost $1,193,977,439)

PREFERRED STOCK 0.26%

Oil & Gas Exploration & Production - Junior 0.26%
Trident Resources Corp., Series B, Preferred Stock (RS)
(cost $5,000,000)	80,000	4,050,000	*@

EXCHANGE-TRADED FUND 1.25%

streetTRACKS Gold Trust	215,000	19,431,700	*
(cost $19,633,849)

WARRANTS 7.22%

Coal 0.02%
Bounty Industries Ltd., Warrants (December 2011)	5,500,000	50,284	*
Coalcorp Mining, Inc., Warrants (February 2011)	1,228,071	227,321	*
Coalcorp Mining, Inc., Warrants (August 2011)	936,928	73,023	*
Western Canadian Coal Corp., 144A, Warrants (June 2012)	425,000	4,140	*@
		354,768

Diamond Mining & Exploration 0.00%
Rockwell Diamonds, Inc., Warrants (November 2008)	950,000	0	*@

General Metal & Mineral Mining 0.18%
Baja Mining Corp., Warrants (April 2011)	1,055,500	113,113	*@
Baja Mining Corp., Warrants (April 2009)	61,770	36,107	*
Mines Management, Inc., Warrants (April 2012)	54,000	91,260	*
Red Dragon Resources Corp., Warrants (June 2008)	1,860,000	0	*@
Stingray Copper, Inc., Warrants (April 2009)	1,000,000	82,810	*
Terrane Metals Corp., Warrants (November 2008)	606,000	0	*@
Terrane Metals Corp., Warrants (June 2012)	562,500	117,821	*
Thompson Creek Metals Co. Inc., Warrants (October 2011)	210,591	2,318,357	*
		2,759,468

Gold & Copper Mining 0.14%
European Minerals Corp., Warrants (December 2008)	219,125	91,796	*
European Minerals Corp., Warrants (April 2010)	950,000	444,250	*
European Minerals Corp., Warrants (March 2011)	665,000	362,804	*
New Gold, Inc., Warrants (June 2017)	700,000	1,295,728	*
		2,194,578

Gold Mining 3.32%
Central Sun Mining, Inc., Warrants (November 2008)	300,000	5,845	*
Chesapeake Gold Corp., Warrants (February 2012)	96,178	300,776	*
Goldcorp, Inc., Warrants (June 2011)	1,463,766	21,248,085	*
IAMGOLD Corp., Warrants (August 2008)	298,680	66,926	*
Peak Gold Ltd., Warrants (April 2012)	1,389,500	223,360	*
Peak Gold Ltd., Warrants (November 2012)	5,100,000	1,689,318	*
Rusoro Mining Ltd., Warrants (November 2011)	216,667	0	*@
Rusoro Mining Ltd., Warrants (November 2012)	3,150,000	1,365,629	*
Yamana Gold, Inc., Warrants (May 2008)	1,580,581	9,778,060	*
Yamana Gold, Inc., Warrants (November 2008)	2,277,612	14,533,936	*
Yamana Gold, Inc., Warrants (February 2010)	712,643	2,589,662	*

		51,801,597

Gold/Mineral Royalty Companies 0.00%
Aberdeen International, Inc., Warrants (July 2012)	500,000	87,681	*

Oil & Gas Drilling 0.04%
Vantage Energy Services, Warrants (May 2011)	1,000,000	590,000	*

Oil & Gas Exploration & Production - Junior 0.89%
Bankers Petroleum Ltd., Warrants (November 2009)	2,919,600	2,332,380	*
Coastal Energy Co., Warrants (July 2010)	250,000	0	*@
Energy XXI Bermuda Ltd., Warrants (October 2009)	790,000	434,500	*
Exile Resources, Inc., Warrants (May 2008)	1,050,000	0	*@
Foothills Resources, Inc., Warrants (September 2011) (RS)	633,334	0	*@
Gran Tierra Energy, Inc., Warrants (June 2011)	1,550,000	3,518,500	*@
Ivory Energy, Inc., Warrants (December 2008)	650,000	0	*@
Pacific Rubiales Energy Corp., Warrants (July 2008)	7,106,000	7,407,492	*@
Pacific Rubiales Energy Corp., Warrants (July 2012)	380,500	255,780	*
Trident Resources Corp., Warrants (March 2013) (RS)	80,000	0	*@
		13,948,652

Platinum Group Metals 0.15%
Eastern Platinum Ltd., Warrants (April 2008)	381,100	438,110	*
Eastern Platinum Ltd., Warrants (March 2009)	1,265,758	1,960,694	*
		2,398,804

Silver Mining 2.40%
Silver Wheaton Corp., Warrants (August 2009)	6,579,070	15,511,081	*
Silver Wheaton Corp., Warrants (November 2009)	4,193,020	8,496,743	*
Silver Wheaton Corp., Warrants (December 2010)	1,385,840	13,447,286	*
		37,455,110

Uranium 0.08%
Denison Mines Corp., Warrants (March 2011)	229,050	1,182,683	*

Total Warrants		112,773,341
(cost $56,014,579)

SPECIAL WARRANTS 0.00%

Platinum Group Metals 0.00%
Ivanhoe Nickel and Platinum Ltd., Special Warrants (RS)
(cost $75,000)	12,500	55,575	*@

UNITS 0.06%

Gold Mining 0.06%
Medoro Resources Ltd., Units (RS)
(cost $886,263)	2,250,000	946,953	@

PURCHASED OPTIONS 1.30%	Contracts

Agricultural Chemicals & Fertilizers 0.30%
Monsanto Co., Strike Price 110, Call, Expiration Jan. 2009
(premium $2,302,000)	1,000	2,010,000
The Mosaic Co., Strike Price 100, Call, Expiration Jan. 2009
(premium $2,802,070)	1,000	2,650,000
		4,660,000

Aluminum 0.07%
Alcoa, Inc., Strike Price 35, Call, Expiration Jan. 2009
(premium $1,227,020)	2,000	1,150,000

General Metal & Mineral Mining 0.12%
Rio Tinto plc, Strike Price 420, Call, Expiration July 2008
(premium $2,529,150)	500	1,825,000

Oil & Gas Drilling 0.11%
Transocean, Inc., Strike Price 140, Call, Expiration Jan. 2009
(premium $1,777,195)	1,000	1,760,000

Oil & Gas Exploration & Production - Junior 0.41%
Oil Service Holdings, Strike Price 150, Call, Expiration July 2008
(premium $5,841,158)	1,909	5,965,625
Petrochina Co., Ltd., Strike Price 175, Call, Expiration Jan. 2009
(premium $1,610,529)	700	490,000
		6,455,625

Oil & Gas Exploration & Production - Senior 0.29%
Apache Corp., Strike Price 115, Call, Expiration July 2008
(premium $1,301,860)	1,000	1,460,000
Devon Energy Corp., Strike Price 100, Call, Expiration July 2008
(premium $3,420,310)	2,500	3,000,000
		4,460,000

Total Purchased Options		20,310,625
(cost $22,811,292)

CONVERTIBLE DEBENTURE 0.35%

Gold & Copper Mining 0.35%
New Gold, Inc., 10.00%, maturity 6/28/17
(cost $6,539,611)	7,000,000	5,557,991

	Principal
NOTE UNITS 0.43%	Amount

Coal 0.43%
Coalcorp Mining, Inc., 12.00%, maturity 8/31/11	$2,999,000	2,879,040
Western Canadian Coal Corp., 7.50% , maturity 3/24/11	4,000,000	3,779,044

Total Note Units		6,658,084
(cost $6,072,403)

Total Securities		1,495,954,251
(cost $1,311,010,436)

SHORT TERM INVESTMENTS 4.26%

UNITED STATES GOVERNMENT OBLIGATIONS 3.07%

United States Treasury Bills, Zero Coupon, due 4/03/08
(cost $37,997,483)	38,000,000	37,997,483
United States Treasury Bills, Zero Coupon, due 4/10/08
(cost $9,998,191)	10,000,000	9,998,191

Total United States Government Obligations		47,995,674
(cost $47,995,674)

REPURCHASE AGREEMENT 1.19%

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/31/08, 1.00%, due 04/01/08, repurchase price $18,580,108, collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $18,579,591)	18,579,591	18,579,591

Total Short Term Investments		66,575,265
(cost $66,575,265)

Total Investments 100.05%		1,562,529,516
(cost $1,377,585,701)
Other assets and liabilities, net (0.05)%		(869,235)

NET ASSETS 100%		$1,561,660,281

	Shares Subject
CALL OPTIONS WRITTEN 0.30%	To Call	Value

Apache Corp., Strike Price 105, Expiration Apr. 2008	120,000	$1,920,000
BHP Billiton Ltd., Strike Price 80, Expiration Apr. 2008	75,000	7,500
Century Aluminum Co., Strike Price 70, Expiration Apr. 2008	50,000	100,000
Century Aluminum Co., Strike Price 75, Expiration Apr. 2008	50,000	37,500
Companhia Vale do Rio Doce, Strike Price 37.50, Expiration Apr. 2008	120,000	44,400
Devon Energy Corp., Strike Price 90, Expiration July 2008	100,000	1,830,000
Freeport-McMoRan Copper & Gold, Inc., Strike Price 110, Expiration Apr. 2008	50,000	40,000
Hess Corp., Strike Price 95, Expiration May 2008	50,000	160,000
Monsanto Co., Strike Price 115, Expiration July 2008	35,000	405,300
Noble Energy, Inc., Strike Price 85, Expiration Apr. 2008	75,000	11,250
Nucor Corp., Strike Price 70, Expiration Apr. 2008	50,000	105,000

Total Call Options Written		$4,660,950
(premiums received $3,036,264)

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)		March 31, 2008

COMMON STOCKS 60.81%	Shares	Value

Data Processing & Software 0.04%
Stockgroup Information Systems, Inc.	1,027,000	$401,154	*

Diamond Mining & Exploration 1.11%
Diagem, Inc.	396,350	270,296	*
Diamond Fields International Ltd.	2,243,000	185,742	*
Diamonds North Resources Ltd.	2,857,400	2,421,880	*
Harry Winston Diamond Corp.	87,000	2,084,203
Metalex Ventures Ltd.	204,000	60,617	*
Olivut Resources Ltd.	612,000	327,926	*
Rockwell Diamonds, Inc.	113,800	54,325	*
Rockwell Diamonds, Inc., 144A	2,575,000	1,229,237	*
Shore Gold, Inc.	1,116,500	4,405,305	*
Tahera Diamond Corp.	385,000	26,256	*
Vaaldiam Resources Ltd.	1,358,999	595,791	*
		11,661,578

Financial Services 0.74%
GMP Capital Trust	385,900	6,304,782
Jovian Capital Corp.	1,965,100	1,435,847	*
		7,740,629

Gold/Mineral Exploration & Development 17.05%
African Gold Group, Inc.	1,084,400	1,056,457	*
Africo Resources Ltd.	10,000	13,932	*
Alexis Minerals Corp.	84,000	54,011	*
Amarc Resources Ltd.	695,545	413,349	*
Amerix Precious Metals Corp.	754,275	235,148	*
Anatolia Minerals Development Ltd.	599,300	2,341,267	*
Andean Resources Ltd.	3,626,757	5,636,796	*
Andina Minerals, Inc.	983,200	3,429,155	*
Atikwa Minerals Corp.	3,062,333	216,298	*+
AuEx Ventures, Inc.	103,100	205,909	*
Aurelian Resources, Inc.	459,200	4,120,251	*
Bendigo Mining NL	1,500,000	397,699	*
Brazauro Resources Corp.	1,440,000	768,084	*
Canadian Gold Hunter Corp.	955,400	1,182,092	*
Candente Resource Corp.	308,100	450,241	*
Carnavale Resources Ltd.	3,348,857	1,056,284	*+
Carpathian Gold, Inc.	1,187,800	457,091	*
Central African Gold plc	590,000	392,207	*
Chesapeake Gold Corp.	1,869,639	11,748,426	*+
Continental Minerals Corp.	758,946	998,175	*
Continental Precious Minerals, Inc.	267,000	202,893	*
Coral Gold Resources Ltd.	228,000	288,762	*
Corona Gold Ltd.	812,500	92,854	*@
Corriente Resources, Inc., Class A	587,200	2,717,327	*
Dumont Nickel, Inc.	3,096,500	165,919	*
Eastmain Resources, Inc.	627,000	696,361	*
ECU Silver Mining, Inc.	1,090,000	2,049,491	*
Entree Gold, Inc.	1,015,000	1,977,690	*
Erdene Gold, Inc.	731,500	655,638	*
European Minerals Corp.	2,908,000	3,286,356	*
EXMIN Resources, Inc.	1,299,000	303,726	*
EXMIN Resources, Inc., 144A	1,000,000	233,816	*
Farallon Resources Ltd.	825,000	634,955	*
First Point Minerals Corp.	2,433,000	213,328	*
Fortress Minerals Corp.	280,525	358,018	*
Frontier Pacific Mining Corp.	1,429,500	905,232	*
Gabriel Resources Ltd.	1,259,200	2,073,212	*
Gold Summit Corp.	770,000	78,766	*
Golden Odyssey Mining, Inc.	1,991,000	237,613	*+
Grandview Gold, Inc.	1,513,000	530,645	*
Great Basin Gold Ltd.	2,444,700	8,859,939	*
Greystar Resources Ltd.	427,900	2,459,555	*
Guyana Goldfields, Inc.	423,900	2,861,929	*
Hainan Mining Corp. (RS)	2,018,700	2,723,949	@
Inca Pacific Resources, Inc.	324,100	489,410	*
International Minerals Corp.	1,109,100	6,915,330	*
Intrepid Mines Ltd.	242,352	44,314	*
Ivanhoe Mines Ltd.	712,100	7,423,128	*
KazakhGold Group Ltd., GDR	1,818	44,741	*
Kings Minerals NL	15,275,000	4,608,506	*
Lake Shore Gold Corp.	771,200	1,352,389	*
Latitude Resources plc	2,940,000	233,360	*
Laurion Mineral Exploration, Inc.	522,500	48,358	*
Leyshon Resources Ltd.	2,245,000	1,102,579	*
Linear Gold Corp.	1,156,700	2,659,469	*
Marengo Mining Ltd.	1,300,000	267,418	*
Medoro Resources Ltd.	1,142,942	506,638	*
Metallic Ventures Gold, Inc.	1,347,800	2,527,658	*
Metorex Ltd.	450,000	1,159,303	*
Mindoro Resources Ltd.	1,951,000	874,333	*
Mindoro Resources Ltd., 144A	1,500,000	672,220	*
Minefinders Corp., Ltd.	543,366	6,617,054	*
Mirasol Resources Ltd.	230,000	105,314	*
Moss Lake Gold Mines Ltd.	3,152,000	1,197,603	*+
Moto Goldmines Ltd.	1,455,500	6,437,693	*
Moydow Mines International, Inc.	495,000	98,860	*
Nautilus Minerals, Inc.	252,000	562,210	*
Nevsun Resources Ltd.	103,000	177,612	*
New Gold, Inc.	21,300	148,342	*
New Pacific Metals Corp.	595,400	1,189,118	*
Northern Dynasty Minerals Ltd.	864,550	7,917,356	*
Northern Dynasty Minerals Ltd., 144A	250,000	2,289,444	*
Odyssey Resources Ltd.	4,029,000	98,129	*
Olympus Pacific Minerals, Inc.	1,539,000	592,240	*
Osisko Exploration Ltd.	900,000	4,340,202	*
Oxus Gold plc	200,000	78,382	*
Pacific North West Capital Corp.	1,682,466	647,449	*
Pacific Rim Mining Corp.	5,419,500	6,120,789	*
Paragon Minerals Corp.	109,000	60,529	*
Paramount Gold and Silver Corp.	778,000	1,441,023	*
Pelangio Mines, Inc.	1,216,900	4,611,760	*
Planet Exploration, Inc.	1,020,500	556,754	*
Platte River Gold U.S., Inc. (RS)	1,098,900	3,285,073	*@
Premier Gold Mines Ltd.	393,900	709,937	*
Q2 Gold Resources, Inc. (RS)	201,333	0	*@
QGX Ltd.	985,200	3,023,411	*
Radius Gold, Inc.	1,668,200	585,076	*
Reunion Gold Corp.	2,209,000	1,474,173	*
Romarco Minerals, Inc.	14,431,706	2,249,571	*+
Rubicon Minerals Corp.	169,600	209,842	*
San Anton Resource Corp.	1,311,700	830,635	*
Simberi Mining Corp.	1,156,000	56,311	*
Solitario Resources Corp.	907,400	4,738,335	*
Southwestern Resources Corp.	35,000	17,390	*
St. Andrew Goldfields Ltd.	927,549	361,459	*
Staccato Gold Resources Ltd.	3,091,500	512,012	*
Stratagold Corp.	3,384,400	626,466	*
Strongbow Exploration, Inc.	880,500	291,656	*
Terrane Metals Corp.	4,193,000	1,715,681	*
US Gold Corp.	2,011,506	5,038,170	*
Verena Minerals Corp.	1,810,500	564,431	*
Verona Development Corp.	48,500	6,497	*
VG Gold Corp.	5,866,510	1,428,835	*+
Victoria Resources Corp.	295,000	250,037	*
Virginia Gold Mines, Inc.	551,100	3,575,747	*
Wesdome Gold Mines Ltd.	418,200	672,249	*
West Timmins Mining, Inc.	741,000	490,896	*
X-Cal Resources Ltd.	4,492,500	612,743	*
		179,324,496

Gold/Mineral Royalty Companies 1.30%
Aberdeen International, Inc.	2,346,500	1,303,040	*
International Royalty Corp.	625,550	3,095,907
Royal Gold, Inc.	309,100	9,325,547
		13,724,494

Intermediate & Junior Gold Producers 18.06%
Agnico-Eagle Mines Ltd.	271,920	18,433,038
Aurizon Mines Ltd.	393,100	1,853,577	*
Avnel Gold Mining Ltd.	36,900	13,301	*
Central Sun Mining, Inc.	1,135,698	2,157,544	*
Century Mining Corp.	3,062,059	701,042	*
Crystallex International Corp.	1,983,435	4,502,348	*
DRDGOLD Ltd., Sponsored ADR	2,500	24,500	*
Golden Star Resources Ltd.	1,367,900	4,691,897	*
High River Gold Mines Ltd.	1,264,400	3,239,682	*
IAMGOLD Corp.	617,901	4,581,057
Jaguar Mining, Inc.	2,679,377	28,452,637	*
Kingsgate Consolidated Ltd.	347,776	1,398,998	*
Metallica Resources, Inc.	507,100	2,988,899	*
OceanaGold Corp.	845,000	2,222,709	*
Oxiana Ltd.	1,850,000	5,378,533
Peak Gold Ltd.	14,026,760	9,292,413	*
Randgold Resources Ltd., ADR	1,028,584	47,664,583
Red Back Mining, Inc.	1,059,500	7,225,388	*
Red Back Mining, Inc., 144A	770,000	5,251,108	*
Resolute Mining Ltd.	1,350,000	2,542,529	*
Rusoro Mining Ltd.	7,796,600	11,393,541	*
Rusoro Mining Ltd., 144A	1,120,000	1,636,709	*
Sino Gold Mining Ltd.	1,553,479	10,609,403	*
St. Barbara Ltd.	3,409,996	2,681,126	*
TVI Pacific, Inc.	15,435,856	601,524	*
Zhaojin Mining Industry Co., Ltd., H shares	1,900,000	6,151,316
Zijin Mining Group Co., Ltd., H shares	4,500,000	4,272,390	*
		189,961,792

Metal & Mineral Mining & Exploration 7.05%
Amerigo Resources Ltd.	1,944,200	4,129,140
AMT International Mining Corp.	1,000,000	16,562	*@
Baja Mining Corp.	1,056,717	1,400,102	*
Breakwater Resources Ltd.	450,000	504,165	*
Brilliant Mining Corp.	250,000	304,447	*
Calibre Mining Corp.	2,378,400	498,179	*
Coalcorp Mining, Inc.	32,071	77,174	*
Dia Bras Exploration, Inc.	1,319,800	572,177	*
European Nickel plc	333,927	197,132	*
Freewest Resources Canada, Inc.	1,090,000	392,908	*
Impact Silver Corp.	33,000	47,581	*
Independence Group NL	609,850	4,454,867
Inter Citic Minerals, Inc. (RS)	100,000	159,189	@
Investika Ltd.	448,295	1,037,922	*
Jabiru Metals Ltd.	2,000,000	1,151,955	*
JNR Resources, Inc.	456,800	445,029	*
Linear Metals Corp.	929,410	778,696	*
Lundin Mining Corp.	1,031,500	7,034,439	*
MAG Silver Corp.	200,000	2,538,847	*
Mines Management, Inc.	882,930	3,172,351	*
North American Tungsten Corp., Ltd.	1,249,000	1,460,178	*
North Arrow Minerals, Inc.	261,500	35,667	*
Paladin Resources Ltd.	50,000	232,677	*
Red Hill Energy, Inc.	145,000	86,171	*
Revett Minerals, Inc.	3,094,500	2,230,922	*
Silver Wheaton Corp.	600,000	9,311,705	*
Silvercorp Metals, Inc.	3,290,520	26,286,974
Stingray Copper, Inc.	300,000	219,202	*
Suramina Resources, Inc.	1,257,200	1,359,532	*
Taseko Mines Ltd.	359,000	1,822,193	*
Toledo Mining Corp. plc	417,900	883,162	*
Uranium North Resources Corp.	499,201	231,010	*
Wallbridge Mining Co., Ltd.	1,476,000	603,946	*
Western Copper Corp.	53,900	65,639	*
Western Prospector Group Ltd.	838,100	432,747	*
		74,174,587

Oil & Gas Exploration & Production - Junior 0.77%
Big Sky Energy Corp.	2,879,150	149,533	*
Pacific Rubiales Energy Corp.	4,464,993	6,481,406	*
Southern African Energy, 144A (RS)	5,750,000	1,426,252	@
		8,057,191

Platinum Group Metals 6.51%
Anooraq Resources Corp.	3,498,800	11,453,035	*
Beartooth Platinum Corp.	5,278,500	462,823	*
Eastern Platinum Ltd.	15,813,275	49,914,765	*
Osmium Holdings S.A. (RS)	891	89,100	*@
Platinum Group Metals Ltd.	984,400	2,877,101	*
Ridge Mining plc	1,603,000	3,737,573	*
		68,534,397

Senior Gold Producers 8.01%
Barrick Gold Corp.	94,574	4,109,240
Freeport-McMoRan Copper & Gold, Inc.	56,200	5,407,564
Gold Fields Ltd.	240,000	3,403,731	*
Gold Fields Ltd., Sponsored ADR	1,364,980	18,877,673	*
Goldcorp, Inc.	22,101	856,415
Harmony Gold Mining Co., Ltd., Sponsored ADR	134,000	1,586,560	*
Kinross Gold Corp.	313,696	6,998,527	*
Lihir Gold Ltd.	1,133,000	3,718,684	*
Lihir Gold Ltd., Sponsored ADR	62,000	1,972,840	*
Newmont Mining Corp.	147,000	6,659,100
Yamana Gold, Inc.	2,099,663	30,703,528
		84,293,862

Wireless Equipment 0.17%
Active Control Technology, Inc.	4,860,000	1,799,211	*

Total Common Stocks		639,673,391
(cost $546,195,518)

EXCHANGE-TRADED FUNDS 4.26%

iShares Silver Trust	136,623	23,281,925	*
Sprott Molybdenum Participation Corp.	4,000	17,224	*
Market Vectors Gold Miners ETF	158,008	7,543,302
streetTRACKS Gold Trust	154,649	13,977,177	*

Total Exchange-Traded Funds		44,819,628
(cost $46,940,519)

WARRANTS 23.85%

Diamond Mining & Exploration 0.00%
Rockwell Diamonds, Inc., Warrants (November 2008)	2,575,000	0	*@

Gold/Mineral Exploration & Development 0.94%
Carnavale Resources Ltd., Warrants (June 2009)	3,348,857	459,254	*
Chesapeake Gold Corp., Warrants (February 2012)	317,874	994,082	*
European Minerals Corp., Warrants (December 2008)	2,669,700	1,118,390	*
European Minerals Corp., Warrants (April 2010)	2,278,000	1,065,264	*
European Minerals Corp., Warrants (March 2011)	3,778,500	2,061,435	*
Grandview Gold, Inc., Warrants (March 2009)	350,000	0	*@
Great Basin Gold Ltd., Warrants (April 2009)	570,000	433,143	*
Hainan Mining Corp., Warrants (May 2009) (RS)	313,700	0	*@
Hainan Mining Corp., Warrants (August 2011) (RS)	1,705,000	135,333	*@
Metallic Ventures Gold, Inc., Warrants (March 2009)	691,500	70,736	*
Mindoro Resources Ltd., Warrants (January 2009)	750,000	0	*@
Mindoro Resources Ltd., 144A, Warrants (May 2009)	750,000	0	*@
Mwana Africa plc, Warrants (November 2008)	100,000	974	*@
Nevsun Resources Ltd., Warrants (June 2008)	299,680	35,035	*
Nevsun Resources Ltd., Warrants (October 2008)	34,600	6,405	*
New Gold, Inc., Warrants (June 2017)	1,321,200	2,445,594	*
NovaGold Resources, Inc., Warrants (October 2008)	146,200	334,717	*
Osisko Exploration Ltd., Warrants (November 2009)	503,000	465,537	*
Platte River Gold U.S., Inc., Warrants (November 2008) (RS)	87,500	0	*@
Platte River Gold U.S., Inc., Warrants (March 2009) (RS)	195,000	195,000	*@
Platte River Gold U.S., Inc., Warrants (February 2010) (RS)	75,200	0	*@
San Anton Resource Corp., Warrants (December 2008)	520,000	0	*@
Staccato Gold Resources Ltd., 144A, Warrants (August 2009)	3,000,000	0	*@
Terrane Metals Corp., Warrants (July 2008)	200,000	0	*@
Terrane Metals Corp., Warrants (November 2008)	475,500	0	*@
Terrane Metals Corp., Warrants (June 2012)	163,000	34,142	*
US Gold Corp., Warrants (February 2011)	39,000	33,816	*
		9,888,857

Intermediate & Junior Gold Producers 1.18%
Avnel Gold Mining Ltd., Warrants (June 2010)	14,000	2,591	*
Central Sun Mining, Inc., Warrants (November 2008)	1,471,800	28,678	*
Crystallex International Corp., Warrants (August 2009)	162,500	0	*@
IAMGOLD Corp., Warrants (August 2008)	3,382,465	757,920	*
Metallica Resources, Inc., Warrants (December 2008)	2,343,800	6,736,042	*
Peak Gold Ltd., Warrants (April 2012)	4,691,600	754,166	*
Peak Gold Ltd., Warrants (November 2012)	4,300,000	1,424,327	*
Rusoro Mining Ltd., Warrants (November 2011)	600,000	0	*@
Rusoro Mining Ltd., Warrants (November 2012)	6,172,500	2,675,982	*
		12,379,706

Metal & Mineral Mining & Exploration 7.19%
Baja Mining Corp., Warrants (April 2008)	527,750	56,557	*@
Baja Mining Corp., Warrants (April 2009)	1,229,390	718,626	*
Breakwater Resources Ltd., Warrants (January 2009)	717,650	297,142	*
Coalcorp Mining, Inc., Warrants (February 2011)	80,714	14,940	*
Denison Mines Corp., Warrants (November 2009)	41,100	300,307	*
Denison Mines Corp., Warrants (March 2011)	149,095	769,841	*
Minco Silver Corp., Warrants (May 2008)	11,000	3,269	*
Mines Management, Inc., Warrants (April 2012)	566,800	957,892	*
Silver Wheaton Corp., Warrants (August 2009)	11,965,440	28,210,205	*
Silver Wheaton Corp., Warrants (November 2009)	7,102,370	14,392,254	*
Silver Wheaton Corp., Warrants (December 2010)	2,836,320	27,521,796	*
Thompson Creek Metals Co. Inc., Warrants (October 2011)	220,600	2,428,545	*
		75,671,374

Oil & Gas Exploration & Production - Junior 0.04%
Pacific Rubiales Energy Corp., Warrants (July 2012)	598,000	401,987	*

Platinum Group Metals 0.42%
Eastern Platinum Ltd., Warrants (April 2008)	1,499,200	1,723,470	*
Eastern Platinum Ltd., Warrants (March 2009)	1,752,564	2,714,771	*
		4,438,241

Senior Gold Producers 14.08%
Goldcorp, Inc., Warrants (June 2011)	4,229,848	61,400,279	*
Kinross Gold Corp., Warrants (September 2011)	1,324,020	5,095,113	*
Yamana Gold, Inc., Warrants (May 2008)	6,288,206	38,901,172	*
Yamana Gold, Inc., Warrants (November 2008)	4,492,400	28,666,978	*
Yamana Gold, Inc., Warrants (February 2010)	3,875,563	14,083,345	*
		148,146,887

Total Warrants		250,927,052
(cost $157,754,212)

SPECIAL WARRANTS 0.05%

Gold/Mineral Exploration & Development 0.05%
Ivanhoe Nickel and Platinum Ltd., Special Warrants (RS)	112,500	500,175	*@
Western Exploration & Development Ltd., 144A, Special Warrants (RS)	600,000	0	*@

Total Special Warrants		500,175
(cost $975,000)

UNITS 0.14%

Gold/Mineral Exploration & Development 0.14%
Medoro Resources Ltd., Units (RS)	2,500,000	1,052,170	@
Romarco Minerals, Inc., Units (RS)	2,650,000	392,421	@

Total Units		1,444,591
(cost $1,438,275)

PURCHASED OPTIONS 1.27%	Contracts

Intermediate & Junior Gold Producers 0.06%
Agnico-Eagle Mines Ltd., Strike Price 85, Call, Expiration Jan. 2009
(premium $369,000)	492	324,720
Crystallex International Corp., Strike Price 2.50, Call, Expiration Jan. 2009
(premium $412,053)	2,339	163,730
IAMGOLD Corp., Strike Price 7.50, Call, Expiration Sep. 2008
(premium $165,100)	1,300	143,000
		631,450

Senior Gold Producers 1.21%
Barrick Gold Corp., Strike Price 50, Call, Expiration Jan. 2010
(premium $2,359,688)	2,500	2,150,000
Goldcorp, Inc., Strike Price 45, Call, Expiration Jan. 2009
(premium $1,738,747)	2,261	994,840
Goldcorp, Inc., Strike Price 45, Call, Expiration Jan. 2010
(premium $3,439,416)	3,159	2,748,330
Goldcorp, Inc., Strike Price 45, Call, Expiration Oct. 2008
(premium $894,458)	1,439	460,480
Newmont Mining Corp., Strike Price 40, Call, Expiration Jan. 2009
(premium $1,056,550)	850	807,500
Newmont Mining Corp., Strike Price 50, Call, Expiration Jan. 2009
(premium $2,721,558)	2,471	1,210,790
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 140, Put,
Expiration Jun. 2008 (premium $1,101,684)	1,634	355,395
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 165, Put,
Expiration Sep. 2008 (premium $2,336,780)	1,615	2,503,250
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 175, Put,
Expiration May 2008 (premium $1,114,217)	1,475	1,519,250
		12,749,835

Total Purchased Options		13,381,285
(cost $17,709,251)

	Principal
CONVERTIBLE DEBENTURE 0.23%	Amount

Gold/Mineral Exploration & Development 0.23%
New Gold, Inc., 10.00%, maturity 6/28/17
(cost $2,802,691)	$3,000,000	2,381,996

Total Securities		953,128,118
(cost $773,815,466)

SHORT TERM INVESTMENTS 10.24%

UNITED STATES GOVERNMENT OBLIGATIONS 4.37%

United States Treasury Bills, Zero Coupon, due 4/03/08
(cost $35,997,616)	36,000,000	35,997,616
United States Treasury Bills, Zero Coupon, due 4/10/08
(cost $9,998,191)	10,000,000	9,998,191

Total United States Government Obligations		45,995,807
(cost $45,995,807)

REPURCHASE AGREEMENT 5.87%

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/31/08, 1.00%, due 04/01/08, repurchase price $61,716,062, collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $61,714,347)	61,714,347	61,714,347

Total Short Term Investments		107,710,154
(cost $107,710,154)

Total Investments 100.85%		1,060,838,272
(cost $881,525,620)
Other assets and liabilities, net (0.85)%		(8,979,623)

NET ASSETS 100%		$1,051,858,649

See notes to portfolios of investments.

GOLD AND PRECIOUS METALS FUND
Portfolio of Investments (unaudited)		March 31, 2008

COMMON STOCKS 46.77%	Shares	Value

Diamond Mining & Exploration 0.20%
Diamond Fields International Ltd.	108,000	$8,943	*
Harry Winston Diamond Corp.	22,000	527,040
		535,983

Financial Services 0.31%
GMP Capital Trust	51,000	833,231

Gold Mining 35.16%
Agnico-Eagle Mines Ltd.	118,358	8,020,767
Barrick Gold Corp.	27,429	1,191,790
Centerra Gold, Inc.	112,700	1,477,853	*
Century Mining Corp.	509,512	116,650	*
Crystallex International Corp.	352,565	800,310	*
DRDGOLD Ltd., Sponsored ADR	10,000	98,000	*
Freeport-McMoRan Copper & Gold, Inc.	28,400	2,732,648
Gold Fields Ltd.	95,000	1,347,310	*
Gold Fields Ltd., Sponsored ADR	521,620	7,214,005	*
Goldcorp, Inc.	49,823	1,930,644
Golden Star Resources Ltd.	322,100	1,104,803	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	233,400	2,763,456	*
Hecla Mining Co.	100,000	1,116,000	*
High River Gold Mines Ltd.	1,289,500	3,303,994	*
IAMGOLD Corp.	342,000	2,535,555
Jaguar Mining, Inc.	596,859	6,338,120	*
Kingsgate Consolidated Ltd.	199,625	803,031	*
Kinross Gold Corp.	325,429	7,260,289	*
Lihir Gold Ltd.	667,000	2,189,199	*
Lihir Gold Ltd., Sponsored ADR	10,300	327,746	*
Newcrest Mining Ltd.	160,400	4,893,567
Newmont Mining Corp.	98,000	4,439,400
OceanaGold Corp.	105,000	276,195	*
Peak Gold Ltd.	2,659,142	1,761,622	*
Randgold Resources Ltd., ADR	186,900	8,660,946
Red Back Mining, Inc.	361,700	2,466,657	*
Red Back Mining, Inc., 144A	245,000	1,670,807	*
Rusoro Mining Ltd.	1,538,400	2,248,137	*
Sino Gold Mining Ltd.	289,000	1,973,710	*
Troy Resources NL	411,300	913,755
Yamana Gold, Inc.	654,461	9,578,054
Zhaojin Mining Industry Co., Ltd., H shares	650,000	2,104,398
Zijin Mining Group Co., Ltd., H shares	1,500,000	1,424,130	*
		95,083,548

Gold Royalty Company 2.99%
Aberdeen International, Inc.	52,250	29,015	*
Royal Gold, Inc.	267,500	8,070,475
		8,099,490

Metal & Mineral Mining 2.15%
Independence Group NL	106,050	774,680
Ivanhoe Mines Ltd.	126,400	1,317,629	*
Lundin Mining Corp.	46,290	315,681	*
Oxiana Ltd.	325,000	944,877
Rio Tinto plc, Sponsored ADR	4,950	2,038,608
St. Barbara Ltd.	551,600	433,698	*
		5,825,173

Platinum Group Metals 2.89%
Eastern Platinum Ltd.	2,476,950	7,818,518	*

Silver Mining 3.07%
Coeur d'Alene Mines Corp.	520,850	2,104,234	*
Silver Wheaton Corp.	315,000	4,888,645	*
Silvercorp Metals, Inc.	162,400	1,297,365
		8,290,244

Total Common Stocks		126,486,187
(cost $116,022,937)

EXCHANGE-TRADED FUNDS 12.93%

iShares Silver Trust	82,483	14,055,928	*
Market Vectors Gold Miners ETF	152,816	7,295,436
streetTRACKS Gold Trust	150,701	13,620,356	*

Total Exchange-Traded Funds		34,971,720
(cost $35,762,515)

WARRANTS 17.72%

Gold Mining 14.42%
Central Sun Mining, Inc., Warrants (November 2008)	88,500	1,724	*
Crystallex International Corp., Warrants (August 2009)	62,500	0	*@
Goldcorp, Inc., Warrants (June 2011)	1,062,074	15,417,120	*
IAMGOLD Corp., Warrants (August 2008)	682,155	152,853	*
Kinross Gold Corp., Warrants (September 2011)	525,580	2,022,545	*
Nevsun Resources Ltd., Warrants (June 2008)	64,320	7,520	*
Nevsun Resources Ltd., Warrants (October 2008)	4,600	851	*
Peak Gold Ltd., Warrants (April 2012)	1,142,400	183,639	*
Peak Gold Ltd., Warrants (November 2012)	750,000	248,429	*
Rusoro Mining Ltd., Warrants (November 2012)	1,010,500	438,085	*
Yamana Gold, Inc., Warrants (May 2008)	1,620,683	10,026,146	*
Yamana Gold, Inc., Warrants (November 2008)	1,121,388	7,155,820	*
Yamana Gold, Inc., Warrants (February 2010)	915,831	3,328,023	*
		38,982,755

Platinum Group Metals 0.15%
Eastern Platinum Ltd., Warrants (April 2008)	139,400	160,253	*
Eastern Platinum Ltd., Warrants (March 2009)	154,035	238,605	*
		398,858

Silver Mining 3.15%
Silver Wheaton Corp., Warrants (August 2009)	1,586,490	3,740,373	*
Silver Wheaton Corp., Warrants (November 2009)	835,410	1,692,876	*
Silver Wheaton Corp., Warrants (December 2010)	319,140	3,096,726	*
		8,529,975

Uranium Mining 0.00%
Denison Mines Corp., Warrants (November 2009)	1,200	8,768	*

Total Warrants		47,920,356
(cost $29,999,643)

PURCHASED OPTIONS 1.63%	Contracts

Gold Mining 1.63%
Agnico-Eagle Mines Ltd., Strike Price 85, Call, Expiration Jan. 2009
(premium $61,500)	82	54,120
AngloGold Ashanti Ltd., Strike Price 50, Call, Expiration Jan. 2010
(premium $175,980)	200	69,000
Barrick Gold Corp., Strike Price 50, Call, Expiration Jan. 2010
(premium $1,415,813)	1,500	1,290,000
Crystallex International Corp., Strike Price 2.50, Call, Expiration Jan. 2009
(premium $7,770)	45	3,150
Goldcorp, Inc., Strike Price 45, Call, Expiration Jan. 2009
(premium $648,893)	844	371,360
Goldcorp, Inc., Strike Price 45, Call, Expiration Jan. 2010
(premium $1,219,308)	1,120	974,400
Goldcorp, Inc., Strike Price 45, Call, Expiration Oct. 2008
(premium $317,642)	511	163,520
IAMGOLD Corp., Strike Price 7.50, Call, Expiration Sep. 2008
(premium $88,900)	700	77,000
Newmont Mining Corp., Strike Price 40, Call, Expiration Jan. 2009
(premium $186,450)	150	142,500
Newmont Mining Corp., Strike Price 50, Call, Expiration Jan. 2009
(premium $577,452)	524	256,760
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 140, Put,
Expiration Jun. 2008 (premium $204,458)	302	65,685
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 165, Put,
Expiration Sep. 2008 (premium $557,720)	385	596,750
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 175, Put,
Expiration May 2008 (premium $246,043)	327	336,810

Total Purchased Options		4,401,055
(cost $5,707,929)

Total Securities		213,779,318
(cost $187,493,024)

	Principal
SHORT TERM INVESTMENTS 23.00%	Amount

UNITED STATES GOVERNMENT OBLIGATIONS 11.46%

United States Treasury Bills, Zero Coupon, due 4/03/08
(cost $25,998,278)	$26,000,000	25,998,278
United States Treasury Bills, Zero Coupon, due 4/10/08
(cost $4,999,095)	5,000,000	4,999,095

Total United States Government Obligations		30,997,373
(cost $30,997,373)

REPURCHASE AGREEMENT 11.54%

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/31/08, 1.00%, due 04/01/08, repurchase price $31,224,383, collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $31,223,516)	31,223,516	31,223,516

Total Short Term Investments		62,220,889
(cost $62,220,889)

Total Investments 102.05%		276,000,207
(cost $249,713,913)
Other assets and liabilities, net (2.05)%		(5,553,720)

NET ASSETS 100%		$270,446,487

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) March 31, 2008

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
GDR Global Depositary Receipt	^ Security or portion of security segregated as
VR Variable Rate	collateral for written options
NVDR Non-Voting Depository Receipt

@
Security was fair valued at March 31, 2008, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees.  Fair valued securities, which were primarily composed of restricted securities, as a percentage of net assets at March 31, 2008, were 0.00% of China Region Opportunity, 2.04% of Global Resources, 0.96% of World Precious Minerals and 0.00% of Gold and Precious Metals.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments.  Rates shown are current rates at March 31, 2008.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

For more comprehensive information on the Funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation.  Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation.  Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value.  An independent pricing service values municipal securities, long-term U.S. Government obligations and corporate debt securities using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.  The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer; and other relevant matters.  The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.  The Funds may use a systematic fair value model provided by an independent third party to value international securities.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation.  The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at March 31, 2008, were:

Merrill Lynch repurchase agreement, 03/31/08, 1.000%, due 04/01/08:
Total principal amount: $172,213,374; Total repurchase price: $172,218,158
Collateral:
$152,930,000 U.S. Treasury Note, 2.000%, 04/15/12
$2,914,000 U.S. Treasury Note, 1.655%, 01/15/15
(total collateral market value, including accrued interest, of $175,659,832)

Morgan Stanley Dean Witter repurchase agreement, 03/31/08, 1.350%, due 04/01/08:
Total principal amount: $30,000,000; Total repurchase price: $30,001,125
Collateral:
$5,928,000 U.S. Treasury Bills, Zero Coupons, 08/15/12
$7.913.000 U.S. Treasury Bills, Zero Coupons, 11/15/12
$20,705.000 U.S. Treasury Bills, Zero Coupons, 02/15/13
                      (total collateral market value, including accrued interest, of $30,600,636)

UBS Financial Services, Inc. repurchase agreement, 03/31/08, 1.350%, due 04/01/08:
Total principal amount: $22,628,731; Total repurchase price: $22,629,580
Collateral:
$5,000 U.S. Treasury Bond, 5.250%, 02/15/29
$40,000 U.S. Treasury Bond, 4.750%, 02/15/37
$21,630,000 U.S. Treasury Notes, 2.000% to 4.875%, maturity date range 05/31/08 – 02/15/17
(total collateral market value, including accrued interest, of $23,085,852)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreements.  Each owns an undivided interest in the accounts.

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities.  The following is a summary of transactions with each affiliated company during the period ended March 31, 2008.

		Shares of Affiliated Companies
	June 30, 2007	Additions	Reductions	March 31, 2008
Global Resources Fund
Bounty Industries Ltd.	22,000,000	-	-	22,000,000
Cano Petroleum, Inc.	-	2,179,091	-	2,179,091
Exile Resources, Inc.	2,100,000	-	-	2,100,000
Investika Ltd.	706,500	392,610	(19,700)	1,079,410
Ivory Energy, Inc.	4,753,166	50,000	(200,000)	4,603,166
Red Dragon Resources Corp.	3,895,000	-	(175,000)	3,720,000
Revett Minerals, Inc.	4,705,200	342,800	-	5,048,000
Royalite Petroleum Co., Inc.	2,246,333	20,000	-	2,266,333

At March 31, 2008, the value of investments in affiliated companies was $21,510,732 representing 1.38% of net assets, and the total cost was $31,959,646.  Net realized losses on transactions were $56,544, and there was no income earned for the period.

		Shares of Affiliated Companies
	June 30, 2007	Additions	Reductions	March 31, 2008
World Precious Minerals Fund
Aberdeen International, Inc.	2,260,500	86,000	-	2,346,500	(a)
Atikwa Minerals Corp.	2,784,333	278,000	-	3,062,333
Carnavale Resources Ltd.	1,058,000	2,290,857	-	3,348,857
Chesapeake Gold Corp.	1,027,749	843,890	(2,000)	1,869,639
Diamonds North Resources Ltd.	2,851,400	92,000	(68,000)	2,875,400	(a)
Golden Odyssey Mining, Inc.	1,585,000	518,000	(112,000)	1,991,000
Grandview Gold, Inc.	1,388,000	125,000	-	1,513,000	(a)
Moss Lake Gold Mines Ltd.	2,998,500	153,500	-	3,152,000
Reunion Gold Corp.	1,977,300	231,700	-	2,209,000	(a)
Romarco Minerals, Inc.	7,896,853	6,573,853	(39,000)	14,431,706
VG Gold Corp. (formerly Vedron Gold, Inc.)	5,325,010	541,500	-	5,866,510

At March 31, 2008, the value of investments in affiliated companies was $18,134,630 representing 1.72% of net assets, and the total cost was $15,566,031.  Net realized gains on transactions were $81,651, and there was no income earned for the period.

(a) At March 31, 2008, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Global Resources Fund	Date	Share
Foothills Resources, Inc.	09/07/06	$2.25
Foothills Resources, Inc., Warrants (September 2011)	09/07/06	$0.00
Govi HighPower Exploration	10/04/07	$2.00
Ivanhoe Nickel and Platinum Ltd. (formerly African Minerals),
Special Warrants	07/09/03	$6.00
Legacy Energy LLC, 144A	02/27/06	$1.90
Medoro Resources Ltd., Units	03/19/08	$0.39
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Royalite Petroleum Co., Inc.	08/10/06-09/28/06	$0.79
Southern African Energy, 144A	02/04/08	$0.25
Trident Resources Corp., Series B, Preferred Stock	06/08/06	$62.50
Trident Resources Corp., Warrants (March 2013)	06/08/06	$0.00
Value Creation, Inc. (formerly BA Energy, Inc.)	08/11/06	$12.66

At March 31, 2008, the total cost of restricted securities was $22,899,295, and the total value was $20,766,557, representing 1.33% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share
Hainan Mining Corp.	08/31/06-05/16/07	$0.85
Hainan Mining Corp., Warrants (May 2009)	05/16/07	$0.00
Hainan Mining Corp., Warrants (August 2011)	08/31/06	$0.00
Inter Citic Minerals, Inc.	02/12/08	$2.00
Ivanhoe Nickel and Platinum Ltd. (formerly African Minerals),
Special Warrants	07/09/03	$6.00
Medoro Resources Ltd., Units	03/19/08	$0.39
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Platte River Gold U.S., Inc.	03/01/04-01/25/08	$1.70
Platte River Gold U.S., Inc., Warrants (November 2008)	11/17/06	$0.00
Platte River Gold U.S., Inc., Warrants (March 2009)	03/01/04	$0.00
Platte River Gold U.S., Inc., Warrants (February 2010)	01/25/08	$0.00
Q2 Gold Resources, Inc.	06/18/07	$0.00
Romarco Minerals, Inc., Units	03/11/08	$0.17
Southern African Energy, 144A	02/04/08	$0.25
Western Exploration & Development Ltd., 144A, Special Warrants	08/14/97	$0.50

At March 31, 2008, the total cost of restricted securities was $8,758,140, and the total value was $9,958,662, representing 0.95% of net assets.

Call Options Written

As of March 31, 2008, portfolio securities valued at $66,275,243, were held in escrow by the custodian as cover for call options written for the Global Resources Fund.

Transactions in written call options during the period ended March 31, 2008, were as follows:

	Global Resources Fund		World Precious Minerals Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at June 30, 2007	500	$ 43,349	7,130	$2,066,859
Options written	29,584	9,737,545	9,725	2,492,200
Options closed	(4,984)	(2,273,183)	(6,880)	(1,824,037)
Options expired	(17,350)	(4,471,447)	(5,300)	(847,463)
Options exercised	-	-	(4,675)	(1,887,559)
Options outstanding at March 31, 2008	7,750	$ 3,036,264	-	$ -

	Gold and Precious
	Metals Fund
	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2007	2,850	$785,797
Options written	3,725	936,122
Options closed	(1,929)	(449,585)
Options expired	(2,200)	(297,195)
Options exercised	(2,446)	(975,139)
Options outstanding at March 31, 2008	-	$ -

Tax Information

The following table presents the income tax basis of the securities owned at March 31, 2008, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation

U.S. Treasury Securities Cash	$122,590,870	$ -	$ -	$ -
U.S. Government Securities Savings	470,161,630	-	-	-
Near-Term Tax Free	13,136,148	256,211	(13,415)	242,796
Tax Free	17,722,185	571,018	(179,340)	391,678
All American Equity	26,137,542	2,709,036	(832,029)	1,877,007
China Region Opportunity	92,609,591	11,868,855	(7,789,577)	4,079,278
Global Resources	1,377,585,701	305,828,476	(120,884,661)	184,943,815
World Precious Minerals	881,525,620	276,609,080	(97,296,428)	179,312,652
Gold and Precious Metals	249,713,913	38,192,822	(11,906,528)	26,286,294

Minimum Yield Agreement

As of March 19, 2008, the Adviser voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective fund’s yield at a certain level as determined by the Adviser (Minimum Yield).  The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund’s yield to fall below the Minimum Yield.  For the period ended March 31, 2008, fees waived and/or expenses reimbursed as a result of this agreement were $4,259 and $0 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively.  These amounts are recoverable by the Adviser through June 30, 2011.  The U.S. Treasury Securities Cash Fund has reimbursed the Adviser $284 of the previously waived amount through March 31, 2008, resulting in $3,975 for future recovery as of March 31, 2008.

This agreement is in addition to other voluntary agreements to limit expenses as detailed in the December 31, 2007, semi-annual report.

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:          /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:       May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:      May 29, 2008

By:           /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date:        May 29, 2008